Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2023	$ 3,669	$ 1,927,204	$ 11,132,870	$ 13,063,743
Balances, shares at Dec. 31, 2023	36,688,266
Stock-Based Compensation		450,000		450,000
Stock-Based Compensation, shares
Net Income (Loss)			(2,479,661)	(2,479,661)
Balances at Dec. 31, 2024	$ 3,669	2,377,204	8,653,209	11,034,082
Balances, shares at Dec. 31, 2024	36,688,266
Stock-Based Compensation	$ 23	(23)
Stock-Based Compensation, shares	231,960
Net Income (Loss)			323,665	323,665
Balances at Mar. 31, 2025	$ 3,692	2,377,181	8,976,874	11,357,747
Balances, shares at Mar. 31, 2025	36,920,226
Balances at Dec. 31, 2024	$ 3,669	2,377,204	8,653,209	11,034,082
Balances, shares at Dec. 31, 2024	36,688,266
Stock-Based Compensation	$ 23	299,977		300,000
Stock-Based Compensation, shares	231,960
Net Income (Loss)			(1,793,227)	(1,793,227)
Balances at Dec. 31, 2025	$ 3,692	2,677,181	6,859,982	9,540,855
Balances, shares at Dec. 31, 2025	36,920,226
Stock-Based Compensation	$ 7	74,993		75,000
Stock-Based Compensation, shares	73,938
Net Income (Loss)			(897,857)	(897,857)
Balances at Mar. 31, 2026	$ 3,699	$ 2,752,174	$ 5,962,125	$ 8,717,998
Balances, shares at Mar. 31, 2026	36,994,164